INVENTORY	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
INVENTORY

NOTE 6 - INVENTORY

Inventory is stated at the lower of cost or net realizable value. Cost is determined based upon the cost to acquire the raw materials, plus internal labor and other costs incurred to produce finished goods inventory. The cost of inventory is principally determined using the last-in first-out method. We periodically review the value of our inventory and provide a write-down of inventory based on our assessment of the market conditions. Any write-down is charged to cost of goods sold. At ended March 31, 2018 and December 31, 2017, our inventory is, as follows:

	March 31,	December 31,
	2018	2017
Raw materials	$38,376	$15,000
Work-in-process	57,565	—
Finished goods	41,200	28,200
	$137,141	$43,200

NOTE 6 - INVENTORY

Inventory is stated at the lower of cost or market. Cost is determined based upon the cost to acquire the raw materials, plus internal labor and other costs incurred to produce finished goods inventory. The cost of inventory is principally determined using the last-in first-out method. We periodically review the value of our inventory and provide a write-down of inventory based on our assessment of the market conditions. Any write-down is charged to cost of goods sold. At December 31, 2017, and 2016, our inventory was, as follows:

	December 31,
	2017	2016
Raw materials	$15,000	$—
Work-in-process	—	—
Finished goods	28,200	—
	$43,200	$—